Employee Benefit Plans - Actual and Target Allocations (Details)	Dec. 31, 2018	Dec. 31, 2017
Foreign Plan [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	100.00%	100.00%
Foreign Plan [Member] | Equity Securities [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	20.00%	22.00%
Foreign Plan [Member] | Debt Securities [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	57.00%	58.00%
Foreign Plan [Member] | Real Estate [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	14.00%	12.00%
Foreign Plan [Member] | Other [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	9.00%	8.00%
U.S. Pension Benefits
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	100.00%	100.00%
U.S. Pension Benefits | Equity Securities [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	0.00%	0.00%
U.S. Pension Benefits | Debt Securities [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	98.00%	98.00%
U.S. Pension Benefits | Real Estate [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	1.00%	1.00%
U.S. Pension Benefits | Other [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Allocation of plan asset, percentage	1.00%	1.00%
Minimum [Member] | Foreign Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	12.00%
Minimum [Member] | Foreign Plan [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	54.00%
Minimum [Member] | Foreign Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	6.00%
Minimum [Member] | Foreign Plan [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	4.00%
Minimum [Member] | U.S. Pension Benefits | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Minimum [Member] | U.S. Pension Benefits | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	95.00%
Minimum [Member] | U.S. Pension Benefits | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Minimum [Member] | U.S. Pension Benefits | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Maximum [Member] | Foreign Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	27.00%
Maximum [Member] | Foreign Plan [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	72.00%
Maximum [Member] | Foreign Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	14.00%
Maximum [Member] | Foreign Plan [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	9.00%
Maximum [Member] | U.S. Pension Benefits | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Maximum [Member] | U.S. Pension Benefits | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Maximum [Member] | U.S. Pension Benefits | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
Maximum [Member] | U.S. Pension Benefits | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	3.00%